Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 27,302	$ 15,686
Non-trade payables and accrued expenses	5,432	27,270
Accounts payable and accrued liabilities	$ 32,734	$ 42,956